Statement Of Changes In Stockholders' Deficit (USD $)	Series D Preferred Stock [Member] Common Stock [Member]	Series D Preferred Stock [Member] Additional Paid-In Capital [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009				$ 64,905	$ 87,201,360	$ (95,992,519)	$ (8,726,254)
Balance, shares at Dec. 31, 2009				64,904,955
Issuance of common stock through exercise of stock options				40	11,960		12,000
Issuance of common stock through exercise of stock options, shares				40,000
Issuance of common stock and common stock warrants through December 2010 Private Placement, net issuance costs				14,500	2,499,990		2,514,490
Issuance of common stock and common stock warrants through December 2010 Private Placement, net issuance costs, shares				14,500,000
Issuance of common stock through exercises of Series D Preferred Warrants	18,068	2,152,387	2,170,455
Issuance of common stock through exercises of Series D Preferred Warrants, shares	18,068,297
Compensation related to employee granted restricted stock					20,316		20,316
Forfeiture of restricted stock				(19)	19
Forfeiture of restricted stock, shares				(19,067)
Compensation related to employee stock options granted					781,887		781,887
Compensation related to non-employee stock options granted					133,951		133,951
Net Loss						(5,168,009)	(5,168,009)
Balance at Dec. 31, 2010				97,494	92,801,870	(101,160,528)	(8,261,164)
Balance, shares at Dec. 31, 2010				97,494,185
Issuance of common stock for convertible promissory note interest				408	59,592		60,000
Issuance of common stock for convertible promissory note interest, shares				408,163
Issuance of common stock upon conversion of Series D Preferred Stock	2,220	120,403	122,623
Issuance of common stock upon conversion of Series D Preferred Stock, shares	2,219,512
Compensation related to employee granted restricted stock					8,480		8,480
Forfeiture of restricted stock				(9)	9
Forfeiture of restricted stock, shares				(8,900)
Compensation related to employee stock options granted					334,828		334,828
Compensation related to non-employee stock options granted					13,396		13,396
Net Loss						(5,398,023)	(5,398,023)
Balance at Dec. 31, 2011				$ 100,113	$ 93,338,578	$ (106,558,551)	$ (13,119,860)
Balance, shares at Dec. 31, 2011				100,112,960